Summary of Significant Accounting Policies - Intangibles (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2023	Aug. 23, 2023	Mar. 23, 2023	Aug. 11, 2011
Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights		12 years
Term of bareboat charter		12 years				12 years
Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	12 years
Term of bareboat charter				12 years	12 years
Above market time charter | Tordis Knutsen
Intangible Assets
Amortization Period, Above market time charter			4 years 9 months 18 days
Above market time charter | Vigdis Knutsen
Intangible Assets
Amortization Period, Above market time charter			4 years 10 months 24 days
Unfavorable contractual rights | Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights			12 years
Unfavorable contractual rights | Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	12 years		12 years